Pensions and other post-employment benefits - Fair Values of Assets and Liabilities of UK and US Defined Benefit Pension Schemes Together with Aggregated Data for Other Defined Benefit Pension Schemes in Group (Details) - GBP (£)
£ in Millions
	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Defined Benefit Pension And Post Retirement [line items]
Present value of scheme obligations	£ (12,845)	£ (13,117)	£ (14,385)
Actual return/(loss) on plan assets	98	(547)	380
Group
Disclosure Of Defined Benefit Pension And Post Retirement [line items]
Multi-asset funds	867	923	852
Insurance contracts	1,767	1,705	1,761
Other (liabilities)/assets	(581)	(1,085)	(1,181)
Fair value of assets	13,074	13,014	13,622
Present value of scheme obligations	(12,845)	(13,117)	(14,385)
Net surplus/(obligation)	229	(103)	(763)
Actual return/(loss) on plan assets	743	40	981
Group | – listed
Disclosure Of Defined Benefit Pension And Post Retirement [line items]
Equities:	2,279	2,505	2,443
Property:	0	0	0
Corporate bonds:	2,479	3,051	2,922
Government bonds:	5,748	5,368	6,198
Group | – unlisted
Disclosure Of Defined Benefit Pension And Post Retirement [line items]
Equities:	0	2	2
Property:	515	530	610
Corporate bonds:	0	15	15
Group | Other non-current assets
Disclosure Of Defined Benefit Pension And Post Retirement [line items]
Net surplus/(obligation)	1,115	898	634
Group | Pensions & other post employment benefits
Disclosure Of Defined Benefit Pension And Post Retirement [line items]
Net surplus/(obligation)	(886)	(1,001)	(1,397)
UK
Disclosure Of Defined Benefit Pension And Post Retirement [line items]
Multi-asset funds	867	923	852
Insurance contracts	878	883	990
Other (liabilities)/assets	(759)	(1,291)	(1,374)
Fair value of assets	8,819	8,802	9,498
Present value of scheme obligations	(8,130)	(8,241)	(9,222)
Net surplus/(obligation)	689	561	276
Actual return/(loss) on plan assets	538	(213)	647
UK | – listed
Disclosure Of Defined Benefit Pension And Post Retirement [line items]
Equities:	1,376	1,669	1,647
Property:	0	0	0
Corporate bonds:	1,491	2,104	2,019
Government bonds:	4,553	4,107	4,897
UK | – unlisted
Disclosure Of Defined Benefit Pension And Post Retirement [line items]
Equities:	0	0	0
Property:	413	407	467
Corporate bonds:	0	0	0
UK | Other non-current assets
Disclosure Of Defined Benefit Pension And Post Retirement [line items]
Net surplus/(obligation)	848	725	457
UK | Pensions & other post employment benefits
Disclosure Of Defined Benefit Pension And Post Retirement [line items]
Net surplus/(obligation)	(159)	(164)	(181)
US
Disclosure Of Defined Benefit Pension And Post Retirement [line items]
Multi-asset funds	0	0	0
Insurance contracts	0	0	0
Other (liabilities)/assets	90	125	104
Fair value of assets	2,170	2,207	2,142
Present value of scheme obligations	(2,391)	(2,596)	(2,757)
Net surplus/(obligation)	(221)	(389)	(615)
Actual return/(loss) on plan assets	215	132	196
US | – listed
Disclosure Of Defined Benefit Pension And Post Retirement [line items]
Equities:	508	472	447
Property:	0	0	0
Corporate bonds:	755	739	698
Government bonds:	739	772	774
US | – unlisted
Disclosure Of Defined Benefit Pension And Post Retirement [line items]
Equities:	0	0	0
Property:	78	99	119
Corporate bonds:	0	0	0
US | Other non-current assets
Disclosure Of Defined Benefit Pension And Post Retirement [line items]
Net surplus/(obligation)	0	0	0
US | Pensions & other post employment benefits
Disclosure Of Defined Benefit Pension And Post Retirement [line items]
Net surplus/(obligation)	(221)	(389)	(615)
Rest of World
Disclosure Of Defined Benefit Pension And Post Retirement [line items]
Multi-asset funds	0	0	0
Insurance contracts	889	822	771
Other (liabilities)/assets	88	81	89
Fair value of assets	2,085	2,005	1,982
Present value of scheme obligations	(2,324)	(2,280)	(2,406)
Net surplus/(obligation)	(239)	(275)	(424)
Actual return/(loss) on plan assets	(10)	121	138
Rest of World | – listed
Disclosure Of Defined Benefit Pension And Post Retirement [line items]
Equities:	395	364	349
Property:	0	0	0
Corporate bonds:	233	208	205
Government bonds:	456	489	527
Rest of World | – unlisted
Disclosure Of Defined Benefit Pension And Post Retirement [line items]
Equities:	0	2	2
Property:	24	24	24
Corporate bonds:	0	15	15
Rest of World | Other non-current assets
Disclosure Of Defined Benefit Pension And Post Retirement [line items]
Net surplus/(obligation)	267	173	177
Rest of World | Pensions & other post employment benefits
Disclosure Of Defined Benefit Pension And Post Retirement [line items]
Net surplus/(obligation)	£ (506)	£ (448)	£ (601)